SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

15.  SHARE-BASED PAYMENT

On March 28, 2011, the shareholders and board of directors of the Company approved the 2011 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in US$, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company’s issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

On June 19, 2014, the Company granted 2,000,000 options to directors and 32,561,800 options to employees, with an exercise price of US$3.232 per share (US$32.32 per ADS). For awards to employees, 16,280,900 options were vested upon the third anniversary of the grant date. On June 19, 2017, the maturity date of the remaining unexercised options to the employees was extended by the board of directors from June 19, 2017 to June 19, 2018. On June 19, 2018, the maturity date of the remaining unexercised options to the employees was extended by the board of directors from June 19, 2018 to June 19, 2019. On June 19, 2019, the maturity date of the remaining unexercised options to the employees was extended by the board of directors from June 19, 2019 to June 19, 2020. On November 22, 2018, the maturity date of the remaining unexercised options to the directors was extended by the board of directors from November 22, 2018 to November 22, 2019. On November 22, 2019, the maturity date of the remaining unexercised options to the directors was extended by the board of directors from November 22, 2019 to November 22, 2020.

On June 29, 2015, the Company granted 200,000 share options to a director with an exercise price of US$2.55 per share. For these awards, 66,670 options were vested upon the first anniversary of the grant date, 66,670 options were vested upon the second anniversary of the grant date, and 66,660 options were vested upon the third anniversary of the grant date. On June 29, 2018, the maturity date of the remaining unexercised options was extended by the board of directors from June 29, 2018 to June 29, 2019. On June 29, 2019, the maturity date of the remaining unexercised options was extended by our board of directors from June 29, 2019 to June 29, 2020.

On January 5, 2016, the Company granted 2,500,000 share options to employees with an exercise price of US$2.00 per share. For these awards, 1,000,000 options were vested on June 19, 2017. All of the vested options were given up by employees at the end of the third quarter of 2017.

On January 6, 2016, the Company granted 600,000 share options to a director. On November 22, 2018, the maturity date of the remaining unexercised options was extended by the board of directors from November 22, 2018 to November 22, 2019. On November 22, 2019, the maturity date of the remaining unexercised options was extended by the board of directors from November 22, 2019 to November 22, 2020.

On January 16, 2016, the Company granted 15,900,000 share options to employees, among which, 10,000,000 share options were gave up by employees at the end of the third quarter of 2017, for the remaining awards, 985,300 options were vested on January 16, 2017, 1,964,700 options were vested on January 16, 2018, and 2,950,000 options were vested on January 16, 2019. All of the vested options were given up by employees in January 2019.

On December 16, 2016, the Company granted 600,000 share options to directors, which were vested on November 21, 2017. On November 22, 2019, the maturity date of the remaining unexercised options was extended by the board of directors from November 22, 2019 to November 22, 2020.

On August 15, 2017, the Company granted 12,230,280 restricted share units ("RSUs") to employees. For these rewards, the first 4,076,760 options were vested on March 1, 2018, the second 4,076,760 options would have been vested on December 31, 2018, and the third 4,076,760 options would have been vested on December 1, 2019. On April 30, 2018, the vest dates of the second and third options were changed by the board of directors from December 31, 2018 to June 1, 2018 and from December 1, 2019 to June 1, 2019, respectively.

On November 22, 2017, the Company granted 350,000 RSUs to directors, which were vested on November 21, 2018.

On June 28, 2018, the Company granted 5,000,000 RSUs to employees. For these rewards, 2,000,000 options were vested on September 1, 2018, and 3,000,000 options were vested on March 1, 2019.

On January 2, 2019, the Company granted 7,553,980 RSUs to employees, which were vested on January 1, 2020.

A summary of share option and restricted shares activity and related information for the year ended December 31, 2019 are as follows:

Share options granted to employees and directors

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$’000

Outstanding, January 1, 2017	55,382,320	1.21	1.12	2.65	22,634
Granted	—	—	—	—	—
Forfeited	(12,500,000)	1.79	0.90	—	—
Exercised	(894,760)	0.93	1.28	—	—
Outstanding, December 31, 2017	41,987,560	1.04	1.18	1.59	3,986
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Exercised	(6,513,460)	0.92	1.28	—	—
Outstanding, December 31, 2018	35,474,100	1.07	1.17	0.94	2,078
Granted	—	—	—	—	—
Forfeited	(5,900,000)	1.74	0.92
Exercised	(3,572,880)	0.69	0.97		921
Outstanding, December 31, 2019	26,001,220	0.96	1.25	0.71	1,590
Vested and expected to vest at December 31, 2017	41,987,560	1.04	1.18	1.59	3,986
Exercisable at December 31, 2017	37,006,200	0.95	1.22	1.53	3,986
Vested and expected to vest at December 31, 2018	35,474,100	1.07	1.17	0.94	2,078
Exercisable at December 31, 2018	32,524,100	1.00	1.19	0.84	2,078
Vested and expected to vest at December 31, 2019	26,001,220	0.96	1.25	0.71	1,590
Exercisable at December 31, 2019	26,001,220	0.96	1.25	0.71	1,590

Restricted shares granted to employees and directors

		Weighted	Weighted
		average	average
		grant date	remaining	Aggregated
	Number of	fair value per	contractual	intrinsic
	options	share	year	value
		US$	(Years)	US$’000

Outstanding, January 1, 2017	—	—	—	—
Granted	12,580,280	0.96	9.63	12,719
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2017	12,580,280	0.96	9.63	12,719
Granted	5,000,000	1.41	9.49	3,790
Forfeited	—	—	—	—
Exercised	(10,503,520)	1.05	—	—
Outstanding, December 31, 2018	7,076,760	1.15	8.99	5,364
Granted	7,553,980	0.76	9.01	6,496
Forfeited	—	—	—	—
Exercised	(1,224,180)	1.41	—	1,053
Outstanding, December 31, 2019	13,406,560	0.93	8.52	11,530
Vested and expected to vest at December 31, 2017	12,580,280	0.96	9.63	12,719
Exercisable at December 31, 2017	—	—	—	—
Vested and expected to vest at December 31, 2018	7,076,760	1.15	8.99	5,364
Exercisable at December 31, 2018	—	—	—	—
Vested and expected to vest at December 31, 2019	13,406,560	0.93	8.52	11,530
Exercisable at December 31, 2019	13,406,560	0.93	8.52	11,530

The aggregate intrinsic value in the table above represents the difference between the fair value of Company’s common share as of December 31, 2019 and the exercise price. Total intrinsic value of options granted to employees and directors exercised for the years ended December 31, 2017, 2018 and 2019 were RMB479,  RMB2,284 and RMB6,415 (US$921), respectively. No share options granted to the consultants were exercised during the years ended December 31, 2019. Total intrinsic value of restricted shares granted to employees and directors exercised for the year ended December 31, 2019 was RMB7,331(US$ 1,053).

On June 19, 2017, the Company extended the maturity date of the remaining unexercised share options granted on June 19, 2014 from June 19, 2017 to June 19, 2018. The modification was intended to provide additional incentives for these employees.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$55, which was measured as the one extending year of the fair value of the modified award of 2,828,620 shares.

The incremental compensation cost of US$55 for unexercised options is being amortized on an accelerated basis over the extending term of the original award from June 19, 2017 to June 19, 2018.

On June 19, 2018, the Company extended the maturity date of the remaining unexercised share options granted on June 19, 2014 from June 19, 2018 to June 19, 2019. The modification was intended to provide additional incentives for these employees.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$4,764, which was measured as the one extending year of the fair value of the modified award of 7,594,240 shares.

On May 1, 2018, the Company extended the maturity date of the remaining unexercised share options granted on June 19, 2014 from November 22, 2018 to November 22, 2019. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$32, which was measured as the one extending year of the fair value of the modified award of 233,350 shares.

On May 1, 2018, the Company extended the maturity date of the remaining unexercised share options granted on June 29, 2015 from June 29, 2018 to June 29, 2019. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$6, which was measured as the one extending year of the fair value of the modified award of 66,600 shares.

On May 1, 2018, the Company extended the maturity date of the remaining unexercised share options granted on January 6, 2016 from November 22, 2018 to November 22, 2019. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$18, which was measured as the one extending year of the fair value of the modified award of 600,000 shares.

On June 19, 2019, the Company extended the maturity date of the remaining unexercised share options granted on June 19, 2014 from June 19, 2019 to June 19, 2020. The modification was intended to provide additional incentives for these employees.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$2,710, which was measured as the one extending year of the fair value of the modified award of 12,301,430 shares.

On June 29, 2019, the Company extended the maturity date of the remaining unexercised share options granted on June 29, 2015 from June 29, 2019 to June 29, 2020. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$7, which was measured as the one extending year of the fair value of the modified award of 133,200 shares.

On November 22, 2019, the Company extended the maturity date of the remaining unexercised share options granted on June 19, 2014 from November 22, 2019 to November 22, 2020. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$59, which was measured as the one extending year of the fair value of the modified award of 233,350 shares.

On November 22, 2019, the Company extended the maturity date of the remaining unexercised share options granted on January 6, 2016 from November 22, 2019 to November 22, 2020. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$50, which was measured as the one extending year of the fair value of the modified award of 600,000 shares.

On November 22, 2019, the Company extended the maturity date of the remaining unexercised share options granted on December 16, 2016 from November 22, 2019 to November 22, 2020. The modification was intended to provide additional incentives for the directors.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$94, which was measured as the one extending year of the fair value of the modified award of 600,000 shares.

As of December 31, 2019, there was RMB10,137 (US$1,456) of unvested share-based compensation costs related to equity awards granted to employees and directors that is expected to be recognized over a weighted-average vesting period of 0.54 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

As of December 31, 2019, there was nil of unvested restricted share compensation costs related to equity awards granted to employees that is expected to be recognized over a weighted-average vesting period of 0 years. To the extent the actual forfeiture rate is different from the original estimate, actual restricted share compensation costs related to these awards may be different from the expectation.

As the share options granted to the consultants were fully vested at the grant date, the related compensation expenses were fully recognized in the consolidated statement of comprehensive loss at the grant date.

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The sub-optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on market yield of U.S. Treasury Bond in effect at the time of grant. The assumptions used to estimate the fair value of the share options granted are as follows:

	For the years ended December 31
	2017	2018	2019

Expected volatility	54.83%	54.27%~60.15%	66.89%~67.67%
Risk-free interest rate	1.20%	2.26%~2.62%	1.62%~1.95%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Suboptimal early exercise factor	2.2	2.2~2.8	2.2~2.8

The fair value of restricted shares was determined using the market price of the ordinary shares of the Company on the grant date.

There were no vested equity share options granted to the employees and directors during the years ended December 31, 2017, 2018 and 2019.

The total fair value of the restricted shares granted to the employees and directors during the years ended December 31, 2017, 2018 and 2019 were RMB78,902,  RMB48,575 and RMB40,023 (US$5,749), respectively.

The exercise price of share options granted to the employees and directors equaled the market price of the ordinary shares on the grant date. No share options were granted during the year ended December 31, 2017, 2018 and 2019.

The Company granted restricted shares to employees and directors during the year ended December 31, 2017,  2018 and 2019 with free exercise price. The weighted-average grant-date fair value per restricted shares granted to employees and directors during the year ended December 31, 2017, 2018 and 2019 were US$0.96,  US$1.41 and US$0.76, respectively.

Total share-based compensation expenses relating to options and restricted shares granted to employees and directors for the years ended December 31, 2017, 2018 and 2019 are included in:

	For the year ended December 31, 2017
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	1,343	—	1,343	206
Sales and marketing	9,228	—	9,228	1,418
General and administrative	61,113	3,089	64,202	9,868
Service development expenses	16,370	—	16,370	2,516

	88,054	3,089	91,143	14,008

	For the year ended December 31, 2018
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	351	—	351	51
Sales and marketing	11,361	—	11,361	1,652
General and administrative	74,227	2,346	76,573	11,137
Service development expenses	20,343	—	20,343	2,959

	106,282	2,346	108,628	15,799

	For the year ended December 31, 2019
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	14	—	14	2
Sales and marketing	7,410	—	7,410	1,064
General and administrative	57,666	506	58,172	8,356
Service development expenses	13,679	—	13,679	1,965

	78,769	506	79,275	11,387